Income Taxes (Details) - Schedule of Components of Deferred Tax Assets / Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating loss carryforwards	$ 2,403	$ 429
Capitalized research expenses	717	420
Intangible assets	437
Stock-based compensation	278	262
Lease liabilities	179	216
Tax credits	44	10
Other	438	269
Total deferred income tax assets	4,496	1,606
Valuation allowance	(4,333)	(1,388)
Net deferred tax assets	163	218
Deferred income tax liabilities:
Right-of-use assets	(163)	(212)
Other		(6)
Total deferred income tax liabilities	(163)	(218)
Net deferred income tax assets